DEFERRED TAX ASSETS/(LIABILITIES) - TAX LOSS CARRY-FORWARDS (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	¥ 142,469	¥ 105,812
Less than 1 year [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	0	6,371
2020 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	16,745	18,478
2021 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	22,090	22,325
2022 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	22,245	22,245
2023 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	36,393	36,393
2024 [member]
Disclosure of tax loss carry-forwards in which no deferred income tax assets were recognised [line items]
Tax loss carry-forwards in which no deferred income tax assets were recognised	¥ 44,996	¥ 0